EQUITY	12 Months Ended
Dec. 31, 2019
Equity [abstract]
EQUITY
EQUITY
As at December 31, 2019, Brookfield Business Partners L.P.’s capital structure was comprised of two classes of partnership units; limited partnership units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. General partnership units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The general partnership units are not quantitatively material to the financial statements and therefore have not been separately presented on the consolidated statements of financial position.
Holding LP's capital structure is comprised of three classes of partnership units: managing general partner units held by Brookfield Business Partners L.P., special limited partner units held by Brookfield and redemption-exchange units held by Brookfield.
In its capacity as the holder of the special limited partner units of the Holding LP, the special limited partner is entitled to incentive distribution rights which are based on a 20% increase in the unit price of the partnership over an initial threshold based on the volume-weighted average price of the units, subject to a high water mark. During the year ended December 31, 2019, the quarterly weighted average price was below the threshold of $41.96/unit, resulting in an incentive distribution of $nil (December 31, 2018: $278 million).
Holding LP has issued 69.7 million redemption-exchange units to Brookfield. Both the LP and GP Units issued by Brookfield Business Partners L.P. and the redemption-exchange units issued by the Holding LP have the same economic attributes in all respects, except for the redemption right described in Note 1(b)(i).
As part of the spin-off, Brookfield subscribed for $15 million of preferred shares and $250 million of limited partnership units. The rights of the preferred shareholders are described in Note 1(b)(ii).
For the year ended December 31, 2019, the partnership distributed dividends to limited partner, general partner and redemption-exchange unitholders of $35 million, or approximately $0.25 per partnership unit (2018: $32 million). For the year ended December 31, 2019, the partnership distributed to others who have interests in the operating subsidiaries $1,678 million, primarily resulting from the distributions of proceeds on the sale of our palladium mining operation, distributions from the sale of the partnership’s facilities management business and distributions from GrafTech and Westinghouse (2018: $2,370 million).
During 2019, the partnership repurchased and canceled 202,143 limited partnership units (2018: nil).
Equity offering
In June 2019, the partnership issued 13,837,000 limited partnership units at $39.40 per unit, for gross proceeds of approximately $545 million before equity issuances costs of $14 million. Concurrently, Holding LP issued 6,610,000 redemption exchange units for net proceeds of approximately $250 million. The equity offering resulted in a decrease in Brookfield’s ownership in the partnership from 68% to 63.1%, before giving effect to the over-allotment option.
In July 2019, the underwriters partially exercised the over-allotment option from the June 2019 equity offering. The partnership issued an additional 1,070,000 limited partnership units at $39.40 per unit for gross proceeds of $42 million before equity issuance costs of $1 million. After giving effect to the exercise of the over-allotment option from the June 2019 equity offering and the share repurchases, Brookfield’s ownership in the partnership decreased from 63.1% to 62.7%.
(a)General and Limited Partnership Units
General and limited partnership units outstanding are as follows:

	General Partner Units		Limited Partnership Units		Total
UNITS	2019	2018	2019	2018	2019	2018
Authorized and issued
Opening balance	4	4	66,185,798	66,185,798	66,185,802	66,185,802
Repurchased and canceled	—	—	(202,143)	—	(202,143)	—
Issued for cash	—	—	14,907,000	—	14,907,000	—
On issue at December 31	4	4	80,890,655	66,185,798	80,890,659	66,185,802

The weighted average number of general partner units outstanding for the year ended December 31, 2019 was 4 (2018: 4). The weighted average number of limited partnership units outstanding for the year ended December 31, 2019 was 73.6 million (2018: 66.2 million).
(b)Redemption-Exchange Units held by Brookfield

Redemption-Exchange Units held by Brookfield
UNITS	2019	2018

Authorized and issued
Opening balance	63,095,497	63,095,497
Issued for cash	6,610,000	—
On issue at December 31	69,705,497	63,095,497

The weighted average number of redemption-exchange units outstanding for the year ended December 31, 2019 was 66.4 million (2018: 63.1 million).
(c)Special Limited Partner Units held by Brookfield

	Special Limited Partner Units held by Brookfield
UNITS	2019	2018
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4

The weighted average number of special limited partner units outstanding for the year ended December 31, 2019 was 4 (2018: 4).
(d)Preferred Shares held by Brookfield

	Preferred Shares held by Brookfield
UNITS	2019	2018
Authorized and issued
Opening balance	200,002	200,002
On issue at December 31	200,002	200,002

Earnings per limited partner unit
Net income attributable to limited partnership unitholders was $43 million for the year ended December 31, 2019 (2018: $74 million).